Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Line Items]
Amortization expense	$ 630,063	$ 496,095	$ 102,848
Impairment of intangible assets	$ 0	$ 0	$ 0
Other Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Weighted-average remaining amortization period	1 year 1 month 6 days